ISSUED CAPITAL	12 Months Ended
Dec. 31, 2018
ISSUED CAPITAL.
ISSUED CAPITAL

NOTE 28 — ISSUED CAPITAL

On 24 December 2018, the Company completed the consolidation of its ordinary shares on a 1 for 10 basis (the “Share Consolidation”) as approved by the shareholders of the Company.  The Share Consolidation involved the conversion of every ten fully paid ordinary shares on issue into one fully paid ordinary share.  Upon the effectiveness of the Share Consolidation, the number of ordinary shares the Company had on issue was reduced from 6.87 billion to 687 million.  All share and per share amounts in these consolidated financial statements and related notes for periods prior to December 2018 have been retroactively adjusted to reflect the share consolidation.

Total ordinary shares issued and outstanding at each period end are fully paid.  All shares issued are authorized.  Shares have no par value.

Total ordinary shares issued and outstanding at each period end are fully paid. All shares issued are authorized. Shares have no par value.

Number of Shares
a) Ordinary Shares
Total shares issued and outstanding as at 31 December 2016	124,935,162
Shares issued during the year	389,791
Total shares issued and outstanding as at 31 December 2017	125,324,953
Shares issued during the year (1)	562,137,374
Total shares issued and outstanding as at 31 December 2018	687,462,327
(1)	Includes issuance of 104,490,194 and 456,954,532 ordinary shares in March and April 2018, respectively, in connection with the Company’s equity capital raise to fund its Eagle Ford acquisition.

Ordinary shares participate in dividends and the proceeds on winding up of the Parent Company in proportion to the number of shares held. At shareholders’ meetings each ordinary share is entitled to one vote when a poll is called, otherwise each shareholder has one vote on a show of hands.

	2018	2017
Year ended 31 December	US$’000	US$’000
b) Issued Capital
Balance at beginning of period	372,764	373,585
Shares issued in connection with:
Shares issued in conjunction with private placement	253,517	—
Total shares issued during the period	253,517	—
Cost of capital raising during the period	(10,297)	—
Derecognition of deferred tax asset (see Note 8)	—	(821)
Balance at end of period	615,984	372,764

c)           Restricted Share Units on Issue

Details of the RSUs issued or issuable as at 31 December:

	2018	2017
Grant Date	No. of RSUs	No. of RSUs
28 May 2015	—	51,504
28 May 2015	—	154,511
24 June 2015	—	112,257
24 June 2015	—	226,788
1 August 2015	—	10,700
15 March 2016 (1)(2)	442,810	682,495
27 May 2016 (1)(2)	434,234	434,234
29 June 2016 (1)	49,688	163,376
3 January 2017	—	18,750
17 February 2017 (1)	457,203	662,767
25 May 2017 (1)	372,419	372,419
23 October 2017 (1)	74,500	74,500
23 October 2017	75,000	150,000
29 December 2017	110,607	266,036
26 December 2018 (3)	3,558,734	—
26 December 2018 (4)	3,558,735	—
Total RSUs outstanding	9,133,930	3,380,337
(1)	ATSR RSUs vest based on 3‑year total shareholder return. These are described in more detail in the Remuneration Report.
(2)	Subsequent to 31 December 2018, the vesting were not met and the awards were forfeited in 2019.
(3)	TSR RSUs vest based on 3-year total shareholder return versus the XOP index. These are described in more detail in the Remuneration Report.
(4)	Company performance-based RSUs vest based on 2019 and 2020 EBITDA per debt adjusted share and production per debt adjusted share. These are described in more detail in the Remuneration Report.

d)           Capital Management

Management controls the capital of the Group in order to maintain an appropriate debt to equity ratio, provide the shareholders with adequate returns and ensure that the Group can fund its operations and continue as a going concern.

The Group’s debt and capital includes ordinary share capital and financial liabilities, supported by financial assets. Other than the covenants described in Note 25, the Group has no externally imposed capital requirements.

Management effectively manages the Group’s capital by assessing the Group’s financial risks and adjusting its capital structure in response to changes in these risks and in the market. These responses include the management of debt levels, distributions to shareholders and shareholder issues.

There have been no changes in the strategy adopted by management to control the capital of the Group since the prior period. The strategy is to ensure that any significant increases to the Group’s debt or equity through additional draws or raises have minimal impact to its gearing ratio. As at 31 December 2018, the Company had $315 million outstanding debt.